COLLATERAL SECURITY FOR BORROWINGS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
COLLATERAL SECURITY FOR BORROWINGS
Carrying amount for vessels as collateral security	$ 1,675	$ 1,314